SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details 1)	12 Months Ended
Dec. 31, 2017 $ / shares
Accounting Policies [Abstract]
Stock price	$ 0.0027
Conversion price	$ 8.1500
Expected volatility	63.00%
Term (years)	9 years 6 months
Risk-free interest	2.36%
Expected dividend yield	0.00%